T. ROWE PRICE Retirement 2015 Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 47.6%
T. Rowe Price Funds:
New Income Fund  710,497 17,746 129,686 70,460,289 569,319
Limited Duration Inflation
Focused Bond Fund  679,264 43,852 157,692 108,759,176 504,643
International Bond Fund (USD
Hedged)  248,876 21,726 36,404 26,007,431 207,799
Emerging Markets Bond Fund  159,283 25,676 29,648 17,992,474 153,476
Dynamic Global Bond Fund  197,646 22,999 48,199 17,885,999 151,673
High Yield Fund  153,166 10,388 21,017 24,149,843 136,688
U.S. Treasury Long-Term Index
Fund  137,005 30,560 27,603 16,346,696 132,081
Floating Rate Fund  107,450 4,588 46,784 7,428,740 67,973
Total Bond Mutual Funds (Cost $2,210,493) 1,923,652
EQUITY MUTUAL FUNDS 48.6%
T. Rowe Price Funds:
Value Fund  439,123 35,709 95,096 8,690,013 333,957
Growth Stock Fund (2) 310,744 60,972 50,353 4,530,899 303,887
Equity Index 500 Fund  265,800 23,249 38,393 1,918,782 200,762
Overseas Stock Fund  180,398 16,917 19,938 14,727,331 169,070
International Value Equity Fund  188,513 6,594 39,686 9,971,928 146,587
International Stock Fund  151,504 6,046 16,976 7,875,133 136,161
U.S. Large-Cap Core Fund  46,346 65,086 12,696 3,263,900 96,350
Real Assets Fund  95,397 20,783 13,243 6,937,237 95,803
Mid-Cap Value Fund  91,452 10,110 12,190 2,545,911 77,880
Mid-Cap Growth Fund  83,875 2,407 10,118 800,357 75,666
U.S. Equity Research Fund  67,396 16,431 10,918 1,904,388 71,853
Emerging Markets Discovery
Stock Fund  69,832 6,584 10,822 5,090,546 63,428
Emerging Markets Stock Fund  64,801 1,717 6,201 1,540,636 53,938
Small-Cap Stock Fund  58,652 3,022 5,211 971,879 53,910
Small-Cap Value Fund  64,854 2,956 11,689 959,019 49,754
New Horizons Fund (2) 34,948 1,544 5,146 645,888 32,837
Total Equity Mutual Funds (Cost $1,494,763) 1,961,843
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  491 75,580 75,479 5,950 601
Total Other Mutual Funds (Cost $591) 601
SHORT-TERM INVESTMENTS 3.8%
Money Market Funds 3.7%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 68,163 324,957 243,841 149,278,616 149,279

T. ROWE PRICE Retirement 2015 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.8%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.608%,
5/23/23 (4) 5,000,000 4,946
Total Short-Term Investments (Cost $154,226) 154,225
Total Investments in Securities 100.0%
(Cost $3,860,073) $ 4,040,321
Other Assets Less Liabilities (0.0)% (1,921)
Net Assets 100.0% $ 4,038,400
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2015 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 86 MSCI EAFE Index contracts 3/23 8,800 $ 175
Short, 34 Russell 2000 E-Mini Index contracts 3/23 (3,228) (130)
Short, 66 S&P 500 E-Mini Index contracts 3/23 (13,119) 134
Net payments (receipts) of variation margin to date (207)
Variation margin receivable (payable) on open futures contracts $ (28)

T. ROWE PRICE Retirement 2015 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 17,254 $ (20,773) $ 4,512
Emerging Markets Bond Fund  (8,431) (1,835) 7,202
Emerging Markets Discovery Stock Fund  (2,367) (2,166) 2,324
Emerging Markets Stock Fund  1,438 (6,379) 1,136
Equity Index 500 Fund  40,774 (49,894) 2,919
Floating Rate Fund  (3,236) 2,719 4,199
Growth Stock Fund  (881) (17,476) —
High Yield Fund  (2,524) (5,849) 7,224
International Bond Fund (USD Hedged)  12,349 (26,399) 3,961
International Stock Fund  2,359 (4,413) 2,161
International Value Equity Fund  4,278 (8,834) 6,005
Limited Duration Inflation Focused Bond Fund  299 (60,781) 37,649
Mid-Cap Growth Fund  2,141 (498) 238
Mid-Cap Value Fund  12,421 (11,492) 1,225
New Horizons Fund  944 1,491 —
New Income Fund  (14,328) (29,238) 15,402
Overseas Stock Fund  894 (8,307) 5,249
Real Assets Fund  (967) (7,134) 2,660
Small-Cap Stock Fund  3,963 (2,553) 429
Small-Cap Value Fund  6,133 (6,367) 581
Transition Fund  241 9 61
U.S. Equity Research Fund  (1,517) (1,056) 893
U.S. Large-Cap Core Fund  1,438 (2,386) 857
U.S. Treasury Long-Term Index Fund  (10,001) (7,881) 3,203
Value Fund  24,866 (45,779) 7,112
U.S. Treasury Money Fund, 4.61% — — 3,357
Totals $ 87,540# $ (323,271) $ 120,559+
# Capital gain distributions from underlying Price funds represented $95,644 of the net realized gain (loss).
+ Investment income comprised $120,559 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2015 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Retirement 2015 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2015 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 1,923,652 $ — $ — $ 1,923,652
Equity Mutual Funds 1,961,843 — — 1,961,843
Other Mutual Funds 601 — — 601
Short-Term Investments 149,279 4,946 — 154,225
Total Securities 4,035,375 4,946 — 4,040,321
Futures Contracts* 309 — — 309
Total $ 4,035,684 $ 4,946 $ — $ 4,040,630
Liabilities
Futures Contracts* $ 130 $ — $ — $ 130
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2015 Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F156-054Q3 02/23